RESERVES - Schedule of Reserves (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [abstract]
Share-based payments reserve	$ 12,392,374	$ 6,469,201
Foreign currency translation reserve	929,049	(2,780,397)	$ (1,178,258)	$ (1,008,244)
Total reserve	$ 13,321,423	$ 3,688,804